Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Domestic Tax Authority [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
U.S.	$ (9,896)	$ (7,623)